Deferred income taxes - Other information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes
Deferred tax assets not recognized	¥ 61,064	¥ 77,570	¥ 84,117
Cumulative losses available for utilization	39,398	54,407	61,929
Mainland China
Deferred income taxes
Cumulative losses available for utilization	¥ 41,653	51,011	53,697
Mainland China | Minimum
Deferred income taxes
Expiration period for tax losses	1 year
Mainland China | Maximum
Deferred income taxes
Expiration period for tax losses	10 years
Overseas entities
Deferred income taxes
Cumulative losses available for utilization	¥ 7,783	¥ 4,173	¥ 8,742